Condensed Consolidating Financial Information	12 Months Ended
Dec. 31, 2018
Condensed Financial Information Disclosure [Abstract]
Condensed Consolidating Financial Information
Condensed Consolidating Financial Information
Chesapeake Energy Corporation is a holding company, owns no operating assets and has no significant operations independent of its subsidiaries. Our obligations under our outstanding senior notes and contingent convertible senior notes listed in Note 4 are fully and unconditionally guaranteed, jointly and severally, by certain of our 100% owned subsidiaries on a senior unsecured basis. Subsidiaries with noncontrolling interests, consolidated variable interest entities and certain de minimis subsidiaries are non-guarantors.
The tables below are condensed consolidating financial statements for Chesapeake Energy Corporation (parent) on a stand-alone, unconsolidated basis, and its combined guarantor and combined non-guarantor subsidiaries as of December 31, 2018 and 2017 and for the years ended December 31, 2018 and 2017. This financial information may not necessarily be indicative of our results of operations, cash flows or financial position had these subsidiaries operated as independent entities.
CONDENSED CONSOLIDATING BALANCE SHEET
AS OF DECEMBER 31, 2018
($ in millions)

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
CURRENT ASSETS:
Cash and cash equivalents	$4	$1	$1	$(2)	$4
Other current assets	60	1,532	2	—	1,594
Intercompany receivable, net	6,671	—	—	(6,671)	—
Total Current Assets	6,735	1,533	3	(6,673)	1,598
PROPERTY AND EQUIPMENT:
Oil and natural gas properties at cost, based on successful efforts accounting, net	—	9,664	48	—	9,712
Other property and equipment, net	—	1,091	—	—	1,091
Property and equipment held for sale, net	—	15	—	—	15
Total Property and Equipment, Net	—	10,770	48	—	10,818
LONG-TERM ASSETS:
Other long-term assets	26	293	—	—	319
Investments in subsidiaries and intercompany advances	3,248	9	—	(3,257)	—
TOTAL ASSETS	$10,009	$12,605	$51	$(9,930)	$12,735

CURRENT LIABILITIES:
Current liabilities	$523	$2,365	$1	$(2)	$2,887
Intercompany payable, net	—	6,671	—	(6,671)	—
Total Current Liabilities	523	9,036	1	(6,673)	2,887
LONG-TERM LIABILITIES:
Long-term debt, net	7,341	—	—	—	7,341
Other long-term liabilities	53	321	—	—	374
Total Long-Term Liabilities	7,394	321	—	—	7,715
EQUITY:
Chesapeake stockholders’ equity	2,092	3,248	9	(3,257)	2,092
Noncontrolling interests	—	—	41	—	41
Total Equity	2,092	3,248	50	(3,257)	2,133
TOTAL LIABILITIES AND EQUITY	$10,009	$12,605	$51	$(9,930)	$12,735

CONDENSED CONSOLIDATING BALANCE SHEET
AS OF DECEMBER 31, 2017
($ in millions)

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
CURRENT ASSETS:
Cash and cash equivalents	$5	$1	$2	$(3)	$5
Other current assets	154	1,365	3	(1)	1,521
Intercompany receivable, net	8,699	434	—	(9,133)	—
Total Current Assets	8,858	1,800	5	(9,137)	1,526
PROPERTY AND EQUIPMENT:
Oil and natural gas properties at cost, based on successful efforts accounting, net	—	11,666	55	—	11,721
Other property and equipment, net	—	1,314	—	—	1,314
Property and equipment held for sale, net	—	144	—	—	144
Total Property and Equipment, Net	—	13,124	55	—	13,179
LONG-TERM ASSETS:
Other long-term assets	52	168	—	—	220
Investments in subsidiaries and intercompany advances	3,201	(38)	—	(3,163)	—
TOTAL ASSETS	$12,111	$15,054	$60	$(12,300)	$14,925

CURRENT LIABILITIES:
Current liabilities	$190	$2,231	$2	$(4)	$2,419
Intercompany payable, net	—	9,081	52	(9,133)	—
Total Current Liabilities	190	11,312	54	(9,137)	2,419
LONG-TERM LIABILITIES:
Long-term debt, net	9,921	—	—	—	9,921
Other long-term liabilities	101	541	—	—	642
Total Long-Term Liabilities	10,022	541	—	—	10,563
EQUITY:
Chesapeake stockholders’ equity (deficit)	1,899	3,201	(38)	(3,163)	1,899
Noncontrolling interests	—	—	44	—	44
Total Equity	1,899	3,201	6	(3,163)	1,943
TOTAL LIABILITIES AND EQUITY	$12,111	$15,054	$60	$(12,300)	$14,925

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2018
($ in millions)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
REVENUES AND OTHER:
Oil, natural gas and NGL	$—	$5,136	$19	$—	$5,155
Marketing	—	5,076	—	—	5,076
Total Revenues	—	10,212	19		10,231
Other	—	63	—	—	63
Losses on sales of assets	—	(264)	—	—	(264)
Total Revenues and Other	—	10,011	19	—	10,030
OPERATING EXPENSES:
Oil, natural gas and NGL production	—	539	—	—	539
Oil, natural gas and NGL gathering, processing and transportation	—	1,391	7	—	1,398
Production taxes	—	123	1	—	124
Exploration	—	162	—	—	162
Marketing	—	5,158	—	—	5,158
General and administrative	2	332	1	—	335
Restructuring and other termination costs	—	38	—	—	38
Provision for legal contingencies, net	—	26	—	—	26
Depreciation, depletion and amortization	—	1,730	7	—	1,737
Impairments	—	131	—	—	131
Total Operating Expenses	2	9,630	16	—	9,648
INCOME (LOSS) FROM OPERATIONS	(2)	381	3	—	382
OTHER INCOME (EXPENSE):
Interest expense	(631)	(2)	—	—	(633)
Gains on investments	—	139	—	—	139
Gains on purchases or exchanges of debt	263	—	—	—	263
Other income	3	64	—	—	67
Equity in net earnings of subsidiary	583	1	—	(584)	—
Total Other Income (Expense)	218	202	—	(584)	(164)
INCOME BEFORE INCOME TAXES	216	583	3	(584)	218
INCOME TAX BENEFIT	(10)	—	—	—	(10)
NET INCOME	226	583	3	(584)	228
Net income attributable to noncontrolling interests	—	—	(2)	—	(2)
NET INCOME ATTRIBUTABLE TO CHESAPEAKE	226	583	1	(584)	226
Other comprehensive income	—	34	—	—	34
COMPREHENSIVE INCOME ATTRIBUTABLE TO CHESAPEAKE	$226	$617	$1	$(584)	$260

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2017
($ in millions)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
REVENUES AND OTHER:
Oil, natural gas and NGL	$—	$4,962	$23	$—	$4,985
Marketing	—	4,511	—	—	4,511
Total Revenues	—	9,473	23	—	9,496
Other	—	67	—	—	67
Gains on sales of assets	—	476	—	—	476
Total Revenues and Other	—	10,016	23	—	10,039
OPERATING EXPENSES:
Oil, natural gas and NGL production	—	562	—	—	562
Oil, natural gas and NGL gathering, processing and transportation	—	1,463	8	—	1,471
Production taxes	—	88	1	—	89
Exploration	—	235	—	—	235
Marketing	—	4,598	—	—	4,598
General and administrative	1	330	2	—	333
Provision for legal contingencies, net	(79)	41	—	—	(38)
Depreciation, depletion and amortization	—	1,688	9	—	1,697
Impairments	—	814	—	—	814
Other operating expense	—	416	—	—	416
Total Operating Expenses	(78)	10,235	20	—	10,177
INCOME (LOSS) FROM OPERATIONS	78	(219)	3	—	(138)
OTHER INCOME (EXPENSE):
Interest expense	(599)	(2)	—	—	(601)
Gains on purchases or exchanges of debt	233	—	—	—	233
Other income	1	5	—	—	6
Equity in net earnings of subsidiary	(216)	—	—	216	—
Total Other Income (Expense)	(581)	3	—	216	(362)
INCOME (LOSS) BEFORE INCOME TAXES	(503)	(216)	3	216	(500)
INCOME TAX EXPENSE	2	—	—	—	2
NET INCOME (LOSS)	(505)	(216)	3	216	(502)
Net income attributable to noncontrolling interests	—	—	(3)	—	(3)
NET INCOME (LOSS) ATTRIBUTABLE TO CHESAPEAKE	(505)	(216)	—	216	(505)
Other comprehensive income	—	39	—	—	39
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO CHESAPEAKE	$(505)	$(177)	$—	$216	$(466)

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
YEAR ENDED DECEMBER 31, 2018
($ in millions)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Cash Provided By Operating Activities	$85	$1,642	$10	$(7)	$1,730

CASH FLOWS FROM INVESTING ACTIVITIES:
Drilling and completion costs	—	(1,848)	—	—	(1,848)
Acquisitions of proved and unproved properties	—	(128)	—	—	(128)
Proceeds from divestitures of proved and unproved properties	—	2,231	—	—	2,231
Additions to other property and equipment	—	(21)	—	—	(21)
Proceeds from sales of other property and equipment	—	147	—	—	147
Proceeds from sales of investments	—	74	—	—	74
Net Cash Provided by Investing Activities	—	455	—	—	455

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from revolving credit facility borrowings	11,697	—	—	—	11,697
Payments on revolving credit facility borrowings	(12,059)	—	—	—	(12,059)
Proceeds from issuance of senior notes, net	1,236	—	—	—	1,236
Cash paid to purchase debt	(2,813)	—	—	—	(2,813)
Cash paid for preferred stock dividends	(92)	—	—	—	(92)
Other financing activities	(26)	(123)	(13)	7	(155)
Intercompany advances, net	1,971	(1,974)	2	1	—
Net Cash Used In Financing Activities	(86)	(2,097)	(11)	8	(2,186)
Net decrease in cash and cash equivalents	(1)	—	(1)	1	(1)
Cash and cash equivalents, beginning of period	5	1	2	(3)	5
Cash and cash equivalents, end of period	$4	$1	$1	$(2)	$4

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
YEAR ENDED DECEMBER 31, 2017
($ in millions)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Cash Provided By Operating Activities	$5	$466	$14	$(10)	$475

CASH FLOWS FROM INVESTING ACTIVITIES:
Drilling and completion costs	—	(2,113)	—	—	(2,113)
Acquisitions of proved and unproved properties	—	(88)	—	—	(88)
Proceeds from divestitures of proved and unproved properties	—	1,249	—	—	1,249
Additions to other property and equipment	—	(21)	—	—	(21)
Other investing activities	—	55	—	—	55
Net Cash Used In Investing Activities	—	(918)	—	—	(918)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from revolving credit facility borrowings	7,771	—	—	—	7,771
Payments on revolving credit facility borrowings	(6,990)	—	—	—	(6,990)
Proceeds from issuance of senior notes, net	1,585	—	—	—	1,585
Cash paid to purchase debt	(2,592)	—	—	—	(2,592)
Cash paid for preferred stock dividends	(183)	—	—	—	(183)
Other financing activities	(39)	(5)	(13)	32	(25)
Intercompany advances, net	(456)	456	—	—	—
Net Cash Provided by (Used In) Financing Activities	(904)	451	(13)	32	(434)
Net increase (decrease) in cash and cash equivalents	(899)	(1)	1	22	(877)
Cash and cash equivalents, beginning of period	904	2	1	(25)	882
Cash and cash equivalents, end of period	$5	$1	$2	$(3)	$5